Operating segments	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Operating segments	Operating segments:
The Corporation operates in a single segment, Fuel Cell Products and Services, which consists of the design, development, manufacture, sale and service of PEM fuel cell products for a variety of applications, focusing on the power product markets of Heavy-Duty Motive (consisting of bus, truck, rail and marine applications), Material Handling and Stationary Power Generation, as well as the delivery of Technology Solutions, including engineering services, technology transfer, and the license and sale of the Corporation's extensive intellectual property portfolio and fundamental knowledge for a variety of PEM fuel cell applications.
Revenues of Ballard Motive Solutions are included in the Technology Solutions or Heavy Duty Motive market depending on the nature of the contracted revenue.
In 2022, revenues included sales to two individual customer of $9,426,000 and $8,115,000, respectively, which exceeded 10% of total revenue. In 2021, revenues included sales to one individual customer of $35,239,000, which exceeded 10% of total revenue.
Revenues from continuing operations by geographic area, which are attributed to countries based on customer location for the years ended December 31, are as follows:

Revenues	2022	2021
United States	$24,052	$17,536
Germany	13,685	22,063
United Kingdom	9,893	8,968
China	9,127	38,818
France	6,903	1,827
Canada	4,520	3,063
Australia	3,711	36
Belgium	3,430	2,121
Denmark	2,529	3,026
Poland	1,769	541
Spain	763	926
India	656	439
Taiwan	640	912
Norway	591	2,521
Japan	541	954
Other countries	976	754
	$83,786	$104,505
Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2022	2021
Canada	$180,421	$157,805
China	24,047	29,009
United States	6,791	4,121
Denmark	4,398	3,270
United Kingdom	2,913	17,552
	$218,570	$211,757